CAPITAL STOCK AND RESERVES - Summary of share purchase warrant, RSU and stock option transactions (Details)					12 Months Ended
	Aug. 03, 2022 EquityInstruments	Apr. 21, 2022 EquityInstruments	Oct. 04, 2021 EquityInstruments	Jun. 25, 2021 EquityInstruments $ / shares	Dec. 31, 2022 EquityInstruments $ / shares	Dec. 31, 2021 EquityInstruments $ / shares
Warrants
Share-based payments
Outstanding at beginning of period (in shares)					2,812,500	2,812,500
Exercised (in shares)					(2,812,500)	0
Cancelled (in shares)					(137,868)
Outstanding at end of period (in shares)					12,823	2,812,500
Exercisable at end of period (in shares)					12,823
Outstanding at beginning of period (in dollars per share) | $ / shares					$ 10.80	$ 10.80
Exercised (in dollars per share) | $ / shares					10.80
Cancelled (in dollars per share) | $ / shares					14.88
Outstanding at end of period (in dollars per share) | $ / shares					6.77	$ 10.80
Exercisable at end of period (in dollars per share) | $ / shares					6.77
Weighted average share price (in dollars per share) | $ / shares					$ 15.78
RSU
Share-based payments
Outstanding at beginning of period (in shares)					56,074	48,074
Exercised (in shares)					(48,074)
Cancelled (in shares)					(8,945)
Issued/granted (in shares)					1,836,766	8,000
Outstanding at end of period (in shares)					1,835,821	56,074
Stock options
Share-based payments
Outstanding at beginning of period (in shares)					5,275,124	5,274,972
Exercised (in shares)					(479,169)	(2,448,237)
Cancelled (in shares)					(238,994)	(167,833)
Issued/granted (in shares)	50,000	103,264	23,900	2,592,322	399,306	2,616,222
Outstanding at end of period (in shares)					5,033,425	5,275,124
Exercisable at end of period (in shares)					3,670,944
Outstanding at beginning of period (in dollars per share) | $ / shares					$ 10.18	$ 5.16
Exercised (in dollars per share) | $ / shares					5.19	3.39
Cancelled (in dollars per share) | $ / shares					11.80	4.53
Issued/granted (in dollars per share) | $ / shares					8.61	13.57
Outstanding at end of period (in dollars per share) | $ / shares					10.44	10.18
Exercisable at end of period (in dollars per share) | $ / shares				$ 13.58	9.77
Weighted average share price (in dollars per share) | $ / shares					$ 15.13	$ 13.53
Replacement warrants | QuestEx Gold And Copper Ltd
Share-based payments
Issued/granted (in shares)					150,691
Issued/granted (in dollars per share) | $ / shares					$ 14.19
Replacement Options | QuestEx Gold And Copper Ltd
Share-based payments
Issued/granted (in shares)					77,158
Issued/granted (in dollars per share) | $ / shares					$ 9.87